COMMITMENTS, CONTINGENCIES AND GUARANTEES	12 Months Ended
Dec. 31, 2012
COMMITMENTS, CONTINGENCIES AND GUARANTEES
COMMITMENTS, CONTINGENCIES AND GUARANTEES

24.  COMMITMENTS, CONTINGENCIES AND GUARANTEES

Commitments

Operating Leases
 Future annual payments, net of sub-lease receipts, under the Company's operating leases for various premises, services and equipment are approximately as follows:

year ended December 31 (millions of Canadian dollars)	Minimum Lease Payments	Amounts Recoverable under Sub-leases	Net Payments

2013	82	(8)	74
2014	80	(8)	72
2015	80	(7)	73
2016	81	(4)	77
2017	80	(2)	78
2018 and thereafter	374	(1)	373

	777	(30)	747

The operating lease agreements for premises, services and equipment expire at various dates through 2052, with an option to renew certain lease agreements for periods of one year to 10 years. Net rental expense on operating leases in 2012 was $84 million (2011 – $79 million; 2010 – $80 million).

TCPL's commitments under the Alberta PPAs are considered to be operating leases and a portion of these PPAs have been subleased to third parties under similar terms and conditions. Future payments under these PPAs have been excluded from operating leases in the above table, as these payments are dependent upon plant availability and other factors. TCPL's share of payments under the PPAs in 2012 was $303 million (2011 – $394 million; 2010 – $363 million). The generating capacities and expiry dates of the PPAs are as follows:

	Megawatts	Expiry Date

Sundance A	560	December 31, 2017
Sundance B1	353	December 31, 2020
Sheerness	756	December 31, 2020

[1]
Held within TCPL's 50 per cent interest in ASTC Power Partnership.

TCPL and its affiliates have long-term natural gas transportation and natural gas purchase arrangements as well as other purchase obligations, all of which are transacted at market prices and in the normal course of business.

Other Commitments
 At December 31, 2012, TCPL was committed to Natural Gas Pipelines capital expenditures totalling approximately $1,322 million, primarily related to construction costs related to the Alberta System and Mexico pipeline projects.

At December 31, 2012, the Company was committed to Oil Pipelines capital expenditures totalling approximately $1,732 million, primarily related to construction costs of Keystone XL and the Gulf Coast Project.

At December 31, 2012, the Company was committed to Energy capital expenditures totalling approximately $62 million and related to capital costs of the Napanee Generating Station.

On December 15, 2011, TCPL agreed to purchase nine Ontario solar projects from Canadian Solar Solutions Inc., with a combined capacity of 86 MW, for $476 million. Under the terms of the agreement, each of the nine solar projects will be developed and constructed by Canadian Solar Solutions Inc. using photovoltaic panels. TCPL will purchase each project once construction and acceptance testing have been completed and operations have begun under 20-year PPAs with the Ontario Power Authority (OPA) under the Feed-in Tariff program in Ontario. TCPL anticipates the projects will be placed in service between early 2013 and late 2014, subject to regulatory approvals.

Contingencies
 TCPL is subject to laws and regulations governing environmental quality and pollution control. At December 31, 2012, the Company had accrued approximately $37 million (2011 – $49 million) related to operating facilities, which represents the estimated amount it expects to expend to remediate the sites. However, additional liabilities may be incurred as assessments occur and remediation efforts continue.

TCPL and its subsidiaries are subject to various legal proceedings, arbitrations and actions arising in the normal course of business. While the final outcome of such legal proceedings and actions cannot be predicted with certainty, it is the opinion of management that the resolution of such proceedings and actions will not have a material impact on the Company's consolidated financial position or results of operations.

Guarantees
 TCPL and its joint venture partners on Bruce B, Cameco Corporation and BPC Generation Infrastructure Trust (BPC), have severally guaranteed one-third of certain contingent financial obligations of Bruce B related to power sales agreements, a lease agreement and contractor services. The Bruce B guarantees have terms to 2018 except for one guarantee with no termination date that has no exposure associated with it. In addition, TCPL and BPC have each severally guaranteed one-half of certain contingent financial obligations of Bruce A related to a sublease agreement, an agreement with the OPA to restart the Bruce A power generation units, and certain other financial obligations. The Bruce A guarantees have terms to 2019. TCPL's share of the potential exposure under these Bruce A and Bruce B guarantees was estimated to be $897 million at December 31, 2012. The carrying amount of these Bruce Power guarantees at December 31, 2012 is estimated to be $10 million which has been included in Other Long-Term Liabilities. The Company's exposure under certain of these guarantees is unlimited.

In addition to the guarantees for Bruce Power, the Company and its partners in certain other jointly owned entities have either (i) jointly and severally, (ii) jointly or (iii) severally guaranteed the financial performance of these entities related primarily to redelivery of natural gas, PPA payments and the payment of liabilities. The guarantees have terms ranging from 2013 to 2040. TCPL's share of the potential exposure under these assurances was estimated at December 31, 2012 to range from $43 million to a maximum of $89 million. The carrying amount of these guarantees at December 31, 2012 is estimated to be $7 million, which has been included in Other Long-Term Liabilities. For certain of these entities, any payments made by TCPL under these guarantees in excess of its ownership interest are to be reimbursed by its partners.